General and Administrative Expenses (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
General and Administrative Expenses
Administrative services fees	$ 8,513	$ 4,708	$ 7,838
Commercial management fees	4,610	5,400	5,400
Share-based compensation	760	378	1,908
Other expenses	3,626	2,876	3,814
Total	$ 17,509	$ 13,362	$ 18,960